Derivative Instruments and Hedging - Additional Information (Detail)	12 Months Ended
Dec. 29, 2012 gal
Derivative Instruments, Gain (Loss) [Line Items]
Deferred gain from hedge contract terminated in prior period amortization period	2013
Losses deferred in OCI, expected recognition period in earnings	12 months
Commodity Contracts - Fuel
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of hedge (in gallons of fuel)	10,900,000
Derivative maturities, maximum	2014-01
Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative maturity period	2013-12